UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Pacific Financial Funds

(Exact name of registrant as specified in charter)

10900 NE 8th St., Suite 1523, Bellevue, WA 98004

(Address of principal executive offices)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

(800) 735-7199

Date of fiscal year end:

4/30

Date of reporting period:  7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

PACIFIC FINANCIAL CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)			July 31, 2007
% of
Net Assets	Description	Shares	Value
98.78%	EXCHANGE TRADED FUNDS
98.78%	EQUITY EXCHANGE TRADED FUNDS
	DIAMONDS Trust Series I	21,443	$ 2,834,121
	iShares Russell 1000 Growth Index Fund	24,194	1,408,817
	iShares Russell 1000 Index Fund	52,939	4,187,475
	iShares Russell 1000 Value Index Fund	50,088	4,132,260
	iShares Russell Midcap Growth Index Fund	5,011	557,524
	iShares Russell Midcap Index Fund	26,339	2,764,805
	iShares Russell Midcap Value Index Fund	18,374	2,724,864
	iShares S&P 500 Index Fund/US	38,366	5,590,310
	iShares S&P MidCap 400 Index Fund	19,372	1,644,489
	Powershares QQQ	35,859	1,702,227
	Total Exchange Traded Funds
	(Cost $28,967,084)		$27,546,892

1.20%	SHORT-TERM INVESTMENTS
1.20%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	5.03%, 8/1/2007 (Cost $334,316)	334,316	$ 334,316

99.98%	Total Investments
	(Cost $29,301,400)		$27,881,208

0.02%	Assets in excess of other liabilities		5,610

100.00%	Total Net Assets		$27,886,818

At July 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:

Unrealized appreciation			$ -
Unrealized depreciation			(1,420,192)
Net unrealized appreciation			$ (1,420,192)

Aggregate cost for federal income tax purposes is $29,301,400.

PACIFIC FINANCIAL EXPLORER FUND
SCHEDULE OF INVESTMENTS (unaudited)			July 31, 2007
% of
Net Assets	Description	Shares	Value
98.79%	EXCHANGE TRADED FUNDS
5.18%	AEROSPACE & DEFENSE
	PowerShares Aerospace & Defense Portfolio	37,286	801,649

14.72%	ENERGY
	iShares Dow Jones US Energy Sector Index Fund	12,808	$ 1,538,369
	PowerShares Dynamic Energy & Exploration & Production Portfolio	34,228	740,352
			2,278,721
45.26%	INDEX FUNDS
	iShares Morningstar Mid Growth Index Fund	16,414	1,559,002
	iShares Russell 1000 Growth Index Fund	26,777	1,559,225
	PowerShares QQQ	32,724	1,553,408
	Rydex S&P 500 Pure Growth ETF	20,932	774,065
	Vanguard Growth ETF	25,527	1,559,444
			7,005,144
13.26%	MATERIALS
	Materials Select Sector SPDR Fund	13,765	542,341
	Vanguard Materials ETF	18,388	1,509,471
			2,051,812
15.33%	TELECOMMUNICATIONS
	iShares Dow Jones US Telecommunications Sector Index Fund	23,806	795,120
	PowerShares Dynamic Telecommunications & Wireless Portfolio	38,501	783,495
	Vanguard Telecommunication Services ETF	9,812	794,968
			2,373,583
5.04%	UTILITIES
	Vanguard Utilities ETF	9,867	780,184
	Total Exchange Traded Funds
	(Cost $16,209,024)		$15,291,093

1.17%	SHORT-TERM INVESTMENTS
1.17%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	5.03%, 8/1/2007 (Cost $180,551)	180,551	$ 180,551

99.96%	Total Investments
	(Cost $16,389,575)		$15,471,644

0.04%	Assets in excess of other liabilities		6,672

100.00%	Total Net Assets		$15,478,316

At July 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:

Unrealized appreciation			$ -
Unrealized depreciation			(917,931)
Net unrealized appreciation			$ (917,931)

Aggregate cost for federal income tax purposes is $16,389,575.

PACIFIC FINANCIAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (unaudited)			July 31, 2007
% of
Net Assets	Description	Shares	Value
89.08%	EXCHANGE TRADED FUNDS
5.01%	Asian Pacific
	iShares MSCI Pacific ex-Japan Index Fund	3,354	$ 489,684

5.97%	Australia
	iShares MSCI Australia Index Fund	20,790	582,952

4.92%	Austria
	iShares MSCI Austria Index Fund	12,561	480,835

4.90%	Belgium
	iShares MSCI Belgium Index Fund	18,116	479,168

5.04%	Brazil
	iShares MSCI Brazil Index Fund	7,744	492,518

2.02%	Canada
	iShares MSCI Canada Index Fund	6,609	197,543

6.34%	China
	iShares FTSE/Xinhua China 25 Index Fund	4,429	619,661

2.09%	Hong Kong
	iShares MSCI Hong Kong Index Fund	11,368	203,942

5.98%	Latin America
	iShares S&P Latin America 40 Index Fund	2,722	584,413

5.83%	Mexico
	iShares MSCI Mexico Index Fund	9,687	569,499

24.95%	International
	iShares MSCI EAFE Index Fund	30,896	2,438,312

6.05%	Singapore
	iShares MSCI Singapore Index Fund	43,709	591,383

5.10%	Spain
	iShares MSCI Spain Index Fund	8,517	498,500

4.88%	Sweden
	iShares MSCI Sweden Index Fund	13,344	477,182

	Total Exchange Traded Funds
	(Cost $9,078,519)		$ 8,705,592

PACIFIC FINANCIAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (unaudited)			July 31, 2007
% of
Net Assets	Description	Shares	Value
9.94%	OPEN ENDED MUTUAL FUNDS
4.93%	Europe
	JPMorgan Intrepid European Fund	14,904	$ 482,288

5.01%	International
	Harbor International Fund	6,996	489,878
	Total open Ended Mutual Funds
	(Cost $1,019,735)		$ 972,166

0.89%	SHORT-TERM INVESTMENTS
0.89%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	5.03%, 8/1/2007 (Cost $86,949)	86,949	$ 86,949

99.91%	Total Investments
	(Cost $10,185,203)		$ 9,764,707

0.09%	Assets in excess of other liabilities		8,433

100.00%	Total Net Assets		$ 9,773,140

At July 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:

Unrealized appreciation			$ 8,742
Unrealized depreciation			(429,238)
Net unrealized appreciation			$ (420,496)

Aggregate cost for federal income tax purposes is $10,185,203.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (unaudited)			July 31, 2007

% of
Net Assets	Description	Shares	Value
6.67%	EXCHANGE TRADED FUND
6.67%	DEBT EXCHANGE TRADED FUND
	iShares Lehman 1-3 Year Treasury Bond Fund
	(cost $870,377)	10,882	$ 876,545

86.71%	OPEN ENDED MUTUAL FUNDS
11.23%	ASSET ALLOCATION MUTUAL FUNDS
	Forum Funds - Absolute Strategies Fund	57,583	616,136
	T Rowe Price Spectrum Fund Inc - Spectrum Income Fund	30,650	369,335
	Vanguard Wellesley Income Fund	22,492	491,219
			1,476,690
75.48%	DEBT MUTUAL FUND
	Dodge & Cox Income Fund	150,518	1,869,435
	Eaton Vance Income Fund of Boston	114,974	723,189
	Harbor Bond Fund	164,707	1,884,243
	Metropolitan West Strategic Income Fund	113,610	1,240,626
	Osterweis Strategic Income Fund	55,372	614,080
	TCW Total Return Bond Fund	80,134	754,062
	Westcore Flexible Income Fund	35,708	358,506
	Westcore Plus Bond Fund	239,729	2,481,193
			9,925,334
	Total Open Ended Mutual Funds
	(Cost $11,437,884)		$11,402,024

6.59%	SHORT-TERM INVESTMENTS
6.59%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	5.03%, 8/1/2007 (Cost $866,542)	866,542	$ 866,542

99.97%	Total Investments		$13,145,111
	(Cost $13,174,803)

0.03%	Assets in excess of other liabilities		3,727

100.00%	Total Net Assets		$13,148,838

At July 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:

Unrealized appreciation		$ 36,386
Unrealized depreciation		(66,078)
Net unrealized appreciation		$ (29,692)

Aggregate cost for federal income tax purposes is $13,174,803

PACIFIC FINANCIAL TACTICAL FUND
SCHEDULE OF INVESTMENTS (unaudited)			July 31, 2007
% of
Net Assets	Description	Shares	Value
58.14%	EXCHANGE TRADED FUNDS
58.14%	EQUITY EXCHANGE TRADED FUND
	iShares MSCI EAFE Index Fund	7,478	$ 590,164
	iShares Russell 1000 Value Index Fund	14,066	1,160,445
	iShares Russell 2000 Growth Index Fund	7,080	576,666
	iShares Russell 3000 Index Fund	6,978	583,710
	iShares Russell Midcap Index Fund	16,666	1,749,430
	iShares Russell Midcap Value Index Fund	3,872	574,218
	iShares S&P 500 Index Fund/US	12,119	1,765,859
	Total Exchange Traded Funds
	(Cost $7,433,132)		$ 7,000,492

40.37%	OPEN ENDED MUTUAL FUNDS
15.27%	ASSET ALLOCATION MUTUAL FUND
	AllianceBernstein Wealth Preservation Strategy	50,636	610,666
	Forum Funds - Absolute Strategies Fund	114,769	1,228,033
			1,838,699
6.95%	DEBT MUTUAL FUND
	Falling U.S. Dollar ProFund	8,172	247,695
	Profunds Rising Rates Opportunity ProFund	28,875	589,631
			837,326
18.15%	EQUITY MUTUAL FUND
	Alpha Hedged Strategies Fund	44,667	609,258
	Rydex Series - Inverse S&P 500 Strategy Fund	17,367	654,725
	Rydex Series - Russell 2000 Strategy Fund	11,038	405,524
	Rydex Series Trust - Inverse OTC Strategy Fund	25,363	516,131
			2,185,637
	Total Open Ended Mutual Funds
	(Cost $4,833,895)		$ 4,861,662

1.43%	SHORT-TERM INVESTMENTS
1.43%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	5.03%, 8/1/2007 (Cost $172,165)	172,165	$ 172,165

99.94%	Total Investments
	(Cost $12,439,192)		$ 12,034,319

0.06%	Assets in excess of other liabilities		6,965

100.00%	Total Net Assets		$ 12,041,284

At July 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:

Unrealized appreciation			$ 89,036
Unrealized depreciation			(493,909)
Net unrealized appreciation			$ (404,873)

Aggregate cost for federal income tax purposes is $12,439,192.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Financial Funds

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/28/07

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/28/07